Power generation license (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment test of power generation license [line items]
Growth rates on average	3.50%
Growth rates of cash flows beyond the terminal year	2.00%
Tuas Power [member]
Impairment test of power generation license [line items]
Discount rates	8.02%	7.30%
Power generation license [member]
Impairment test of power generation license [line items]
Impairment provided for the power generation license	¥ 0
Absolute increase in discount rate of 0.5% [member] | Tuas Power [member]
Impairment test of power generation license [line items]
Recoverable amount of the CGU	¥ (1,715,000,000)	¥ (2,043,000,000)